SHARE-BASED COMPENSATION (DETAILS) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2010 Employee Stock Option [Member]	Mar. 16, 2012 AXA Miles Program 2012 [Member]	Dec. 31, 2012 AXA Miles Program 2012 [Member]	Mar. 16, 2012 AXA Miles Program 2012 [Member] Four Year Cliff Vesting Term [Member]	Jul. 01, 2007 AXA Miles Program 2007 [Member]	Dec. 31, 2011 AXA Miles Program 2007 [Member]	Dec. 31, 2010 AXA Miles Program 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Expense	$ 3,000,000	$ 1,000,000	$ 3,000,000	$ 177,000,000,000	$ 280,000,000,000	$ 431,000,000,000		$ 94,300			$ 53,000	$ 113,000
Compensation Cost Not Yet Recognized				117,000,000,000
Compensation Cost Recognition Period	0 years 9 months 18 days
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Number of Shares Per Employee							50		25	50
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding							$ 6,000,000			$ 700,000
Stock Issued During Period, Shares, Employee Stock Ownership Plan										449,400